Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (71,891)	$ 5,017,538
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of over-allotment liability	(285,738)	(26,558)
Interest earned on cash held in Trust Account	(722,270)	(7,188,186)
Changes in operating assets and liabilities:
Prepaid expenses	(95,833)	3,233
Prepaid insurance	(77,208)	77,208
Accrued expenses	97,837	(74,330)
Deferred legal fees	850,000	1,287,965
Net cash used in operating activities	(305,103)	(903,130)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(175,875,000)
Net cash used in investing activities	(175,875,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	171,500,000
Proceeds from sale of Private Placement Warrants	6,631,250
Proceeds from advances from Sponsor	4,400,006
Repayment of advances from Sponsor through the private placement proceeds	(4,400,006)
Payment of offering costs	(528,226)
Net cash provided by financing activities	177,628,024
Net Change in Cash	1,447,921	(903,130)
Cash – Beginning of period		1,447,921
Cash – End of period	1,447,921	544,791
Non-Cash investing and financing activities:
Deferred underwriting fee payable	$ 7,000,000